Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss from operations	$ (3,756,479)	$ (2,748,874)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense		498
Amortization expense	1,175,726	667,883
Gain recognized on common stock issued to settle liability		79,591
Loss recognized on Aibotics common stock issued to settle liability	91,248
Amortization of debt discount	16,973	9,350
Changes in operating assets and liabilities:
Prepaid expense	35,833
Accounts payable and accrued expenses	2,004,497	1,455,145
Accrued expenses - related party	168,000	288,000
NET CASH USED IN OPERATING ACTIVITIES	(264,202)	(248,407)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from convertible note payable	300,000
Repayments of convertible note payable	(50,000)
NET CASH PROVIDED BY FINANCING ACTIVITIES	250,000
Effect of exchange rate on cash	(27,491)	48,886
Net decrease in cash	(41,693)	(199,521)
Cash, beginning of year	833,125	1,032,646
Cash, end of year	791,432	833,125
NON-CASH INVESTING AND FINANCING ACTIVITIES
Common stock issued in settlement of settle accounts payable and accrued expenses	250,000	477,417
Issuance of common stock upon conversion of convertible notes payable and accrued interest	223,435
Issuance of common stock for intangible assets	2,800,000
Common stock issued to settle accounts payable and accrued expenses	363,166
Common stock issued to settle accrued expenses – related party	225,000
Issuance of common stock in exchange for consulting services	50,000
Common stock issued for cash and settlement of accrued interest, net of issuance costs	968,121
Shares to be issued	44,000
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for income taxes